Baird Strategic Municipal Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
City of Huntsville AL,
5.000%, 09/01/2030	$535,000	$710,321
County of Shelby AL:
4.000%, 08/15/2033 (Callable 12/01/2024)	195,000	212,719
4.000%, 08/15/2038 (Callable 12/01/2024)	1,000,000	1,084,847
Eutaw Industrial Development Board,
0.040%, 06/01/2028 (Optional Put Date 10/01/2021) (1)	800,000	800,000
Mizuho Floater/Residual Trust,
0.300%, 12/01/2048 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)	2,000,000	2,000,000
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	310,000	366,809
Wilsonville Industrial Development Board,
0.030%, 01/01/2024 (Optional Put Date 10/01/2021) (1)	1,000,000	1,000,000
Total Alabama (Cost $6,190,933)		6,174,696	2.0%

Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2036 (Callable 06/01/2025)	750,000	812,018
Alaska Industrial Development & Export Authority:
4.000%, 04/01/2031 (Callable 04/01/2029)	1,800,000	2,089,620
4.250%, 04/01/2031 (Callable 04/01/2023)	185,000	193,420
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	211,274
CIVIC Ventures:
5.000%, 09/01/2022	260,000	267,808
5.000%, 09/01/2023	235,000	249,500
5.000%, 09/01/2025	170,000	189,566
5.000%, 09/01/2026 (Callable 09/01/2025)	430,000	478,633
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)	150,000	170,195
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	127,157
Total Alaska (Cost $4,709,602)		4,789,191	1.6%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	155,000	158,094
3.169%, 10/01/2025	150,000	148,984
4.750%, 10/01/2025 (3)	165,000	169,572
5.000%, 10/01/2028	110,000	136,173
4.000%, 11/01/2028	1,000,000	1,174,307
5.000%, 10/01/2029	10,000	12,587
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	112,627
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	174,594
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	75,109
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	114,608
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	97,112
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)	120,000	139,238
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	125,533
5.000%, 07/01/2026 (Insured by SD CRED PROG)	430,000	506,276
5.000%, 07/01/2027 (Insured by SD CRED PROG)	710,000	854,596
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	300,543
Tender Option Bond Trust,
0.240%, 07/01/2025 (Optional Put Date 10/07/2021) (1)(3)	1,500,000	1,500,000
Total Arizona (Cost $5,755,427)		5,799,953	1.9%

Arkansas
Arkansas Development Finance Authority,
3.125%, 07/01/2036 (Callable 07/01/2028)	360,000	361,003
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	592,064
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	1,185,000	1,178,002
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	80,769
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)(Insured by BAM)	850,000	844,593
Conway Health Facilities Board,
4.000%, 08/01/2038 (Callable 08/01/2026)	130,000	140,459
Henderson State University,
2.625%, 07/01/2022 (Callable 11/01/2021)	100,000	100,148
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 11/01/2021)(Insured by ST AID)	255,000	255,196
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)	1,000,000	1,130,883
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	225,682
Total Arkansas (Cost $4,852,048)		4,908,799	1.6%

California
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	1,000,000	1,008,222
Bay Area Toll Authority:
1.300%, 04/01/2036 (SIFMA Municipal Swap Index + 1.250%)(Callable 10/01/2026)(Mandatory Tender Date 04/01/2027) (2)	1,175,000	1,236,570
1.150%, 04/01/2045 (1)	1,000,000	1,017,680
0.330%, 04/01/2056 (SIFMA Municipal Swap Index + 0.280%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	2,002,496
California Community Choice Financing Authority,
4.000%, 02/01/2052 (Callable 05/01/2031)(Mandatory Tender Date 08/01/2031) (1)	1,000,000	1,211,949
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	950,000	992,094
California Infrastructure & Economic Development Bank:
0.400%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 08/01/2023)(Mandatory Tender Date 08/01/2024) (2)	2,525,000	2,534,107
0.750%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	1,000,000	1,016,147
California Municipal Finance Authority:
1.150%, 12/15/2021 (Callable 11/01/2021)(Insured by ST AID) (3)	575,000	574,999
5.000%, 10/01/2023	140,000	152,460
California Public Finance Authority:
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	315,000	318,368
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	250,000	253,245
Calipatria Unified School District,
0.000%, 08/01/2027	100,000	91,197
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	862,680
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	200,000	201,707
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)(Insured by AGM)	1,250,000	1,369,203
Jamul-Dulzura Union School District,
0.000%, 11/01/2027	585,000	541,634
Los Angeles Industrial Development Authority,
0.130%, 06/01/2025 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,325,000	1,325,000
Los Angeles Unified School District,
2.000%, 07/01/2029 (Callable 07/01/2026)	1,000,000	1,037,789
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	203,657
0.000%, 08/01/2029	165,000	131,539
0.000%, 08/01/2032	210,000	149,890
0.000%, 08/01/2034	260,000	172,394
Metropolitan Water District of Southern California,
0.190%, 07/01/2037 (SIFMA Municipal Swap Index + 0.140%)(Callable 11/23/2023)(Mandatory Tender Date 05/21/2024) (2)	150,000	150,019
Mizuho Floater/Residual Trust:
0.300%, 06/01/2026 (Optional Put Date 11/04/2021) (1)(3)	1,205,000	1,205,000
0.300%, 03/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)	2,300,000	2,300,000
0.300%, 10/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)	2,000,000	2,000,000
Modesto Irrigation District,
0.660%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 11/01/2021)(Insured by NATL) (2)	1,300,000	1,299,307
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	325,000	380,773
Riverside County Redevelopment Successor Agency:
5.000%, 10/01/2025 (Insured by BAM) (5)	200,000	233,945
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)	80,000	94,239
Saugus Union School District Financing Authority,
4.000%, 09/01/2027 (Insured by BAM)	650,000	754,713
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)	1,000,000	1,121,403
Tender Option Bond Trust,
0.210%, 12/15/2038 (1)(3)	1,000,000	1,000,000
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	2,000,000	2,027,832
University of California,
5.000%, 05/15/2026	1,500,000	1,763,557
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	225,000	230,452
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)	285,000	267,194
Total California (Cost $33,077,364)		33,233,461	10.8%

Colorado
Colorado Educational & Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	225,208
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	545,825
Colorado Health Facilities Authority,
4.000%, 12/01/2026 (Pre-refunded to 12/01/2022)	170,000	177,470
Colorado Housing & Finance Authority,
1.350%, 02/01/2022 (Callable 10/21/2021)	345,000	345,158
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	105,963
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	50,000	44,334
0.383%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)	1,000,000	1,001,058
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	565,000	572,300
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	275,000	274,248
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	125,903
3.000%, 12/01/2027 (Insured by AGM)	270,000	298,054
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	235,000	253,013
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	155,001
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	750,000	807,819
Total Colorado (Cost $4,863,350)		4,931,354	1.6%

Connecticut
Connecticut Housing Finance Authority,
3.300%, 11/15/2037 (Callable 11/15/2021)	2,000,000	2,006,016
Connecticut State Health & Educational Facilities Authority:
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	200,000	201,731
3.500%, 07/01/2026	700,000	770,245
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	69,755
5.000%, 07/01/2029 (6)	400,000	491,128
5.000%, 07/01/2030 (6)	425,000	529,945
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2026	350,000	415,813
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)	40,000	43,452
4.000%, 09/01/2025 (Insured by BAM)	55,000	60,888
Total Connecticut (Cost $4,525,170)		4,588,973	1.5%

District of Columbia
Howard University,
2.638%, 10/01/2021	150,000	150,000
Total District of Columbia (Cost $150,000)		150,000	0.0%

Florida
City of Gainesville FL,
0.020%, 10/01/2042 (Optional Put Date 10/01/2021) (1)	1,000,000	1,000,000
City of Jacksonville FL:
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	113,777
0.050%, 08/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	200,000	200,000
0.050%, 08/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	3,215,000	3,215,000
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	212,534
County of Escambia FL,
0.050%, 07/01/2022 (Optional Put Date 10/01/2021) (1)	900,000	900,000
Florida Development Finance Corp.:
3.000%, 06/01/2023	115,000	118,024
4.000%, 06/01/2024	105,000	111,701
4.000%, 06/15/2025 (3)	445,000	491,850
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2021	225,000	225,000
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	115,000	124,129
3.500%, 07/01/2046 (Callable 07/01/2024)(Insured by GNMA)	20,000	20,521
Highlands County Health Facilities Authority,
0.050%, 11/15/2037 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,100,000	1,100,000
Miami-Dade County Industrial Development Authority,
0.050%, 05/01/2046 (1)	2,000,000	2,000,000
Mizuho Floater/Residual Trust,
0.300%, 05/01/2034 (Optional Put Date 11/04/2021) (1)(3)	1,000,000	1,000,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	341,718
Orange County Health Facilities Authority:
3.500%, 08/01/2022	150,000	153,725
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	333,219
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	300,000	319,811
5.000%, 05/15/2031 (Callable 05/15/2027)	305,000	360,101
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	150,000	153,440
Tender Option Bond Trust:
0.210%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 10/07/2021) (1)(3)	1,000,000	1,000,000
0.150%, 04/01/2053 (Callable 04/01/2028)(Optional Put Date 10/07/2021) (1)(3)	2,000,000	2,000,000
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	327,434
5.000%, 03/01/2025	370,000	416,115
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,400,000	1,572,478
Total Florida (Cost $17,688,332)		17,810,577	5.8%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	224,368
Atlanta Urban Residential Finance Authority,
1.350%, 01/01/2025 (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (1)(3)	600,000	600,000
Burke County Development Authority,
0.050%, 07/01/2049 (Optional Put Date 10/01/2021) (1)	2,000,000	2,000,000
City of Atlanta GA,
5.000%, 12/01/2021	875,000	881,329
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	114,022
Development Authority of Appling County,
0.050%, 09/01/2029 (Optional Put Date 10/01/2021) (1)	1,600,000	1,600,000
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	493,562
Macon-Bibb County Housing Authority,
1.625%, 10/01/2024 (Callable 04/01/2022)(Mandatory Tender Date 10/01/2022) (1)	1,000,000	998,900
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	72,555
0.805%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	460,000	462,984
0.885%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	290,000	292,707
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	156,043
5.000%, 06/01/2027	200,000	239,821
5.250%, 10/01/2027	525,000	525,000
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	635,824
0.470%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	300,000	300,066
Total Georgia (Cost $9,524,397)		9,597,181	3.1%

Guam
Antonio B. Won Pat International Airport:
6.250%, 10/01/2034 (Pre-refunded to 10/01/2023)	80,000	89,207
6.250%, 10/01/2034 (Callable 10/01/2023)	120,000	130,531
Territory of Guam:
5.000%, 01/01/2027 (Callable 01/01/2022)	400,000	404,526
5.000%, 01/01/2027 (Callable 01/01/2022)	300,000	303,395
Total Guam (Cost $924,418)		927,659	0.3%

Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 09/01/2022)	180,000	182,541
Chicago Midway International Airport,
5.000%, 01/01/2030 (Callable 01/01/2024)	2,845,000	3,122,285
Chicago Park District:
5.000%, 01/01/2022	140,000	141,555
5.000%, 01/01/2024	225,000	247,248
5.000%, 01/01/2030 (Pre-refunded to 01/01/2024)	100,000	110,302
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	54,151
4.200%, 01/01/2031 (Callable 01/01/2022)	150,000	151,032
City of Chicago IL:
4.000%, 11/01/2021	80,000	80,226
5.000%, 11/01/2022	100,000	105,072
0.000%, 01/01/2023	325,000	319,069
5.000%, 11/01/2023	125,000	136,841
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	121,003
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	353,685
Cook County School District No. 104,
0.000%, 12/01/2022 (ETM)	200,000	199,238
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	361,649
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 11/01/2021)	1,390,000	1,390,495
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	577,194
Hoffman Estates Park District,
5.000%, 12/01/2025	500,000	545,022
Illinois Finance Authority:
4.000%, 02/15/2023	395,000	410,515
5.000%, 10/01/2023	100,000	108,587
5.000%, 11/01/2024	50,000	56,607
5.000%, 10/01/2025	150,000	174,119
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	592,659
4.000%, 11/01/2030	100,000	112,386
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	332,078
4.250%, 05/15/2041 (Pre-refunded to 05/15/2022)	80,000	81,997
6.000%, 10/01/2048 (Callable 10/01/2022)	610,000	624,492
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	156,045
Madison County Community Unit School District No. 8:
4.000%, 12/01/2030 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,172,571
4.000%, 12/01/2032 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,162,867
Metropolitan Pier & Exposition Authority,
0.000%, 12/15/2022 (Insured by NATL)	125,000	124,082
Northern Illinois University:
5.000%, 10/01/2031 (Callable 04/01/2031)(Insured by BAM)	450,000	583,140
4.000%, 10/01/2032 (Callable 04/01/2031)(Insured by BAM)	500,000	597,192
Sales Tax Securitization Corp.,
5.000%, 01/01/2043 (Callable 01/01/2029)	1,000,000	1,210,569
State of Illinois:
5.000%, 02/01/2022	1,000,000	1,015,352
5.000%, 03/01/2022	2,000,000	2,038,492
6.000%, 06/15/2024 (Insured by NATL)	100,000	114,789
5.000%, 01/01/2026	50,000	58,660
Town of Normal IL,
4.000%, 06/01/2035 (Callable 12/01/2025)	500,000	560,014
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	225,000	234,941
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	148,984
Village of Matteson IL,
4.000%, 12/01/2026 (Insured by BAM) (6)	540,000	616,413
Village of River Grove IL:
4.000%, 12/15/2030 (Insured by BAM)	470,000	560,117
4.000%, 12/15/2032 (Callable 12/15/2030)(Insured by BAM)	505,000	594,281
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	279,916
0.000%, 01/01/2032 (Insured by BAM)	125,000	100,265
3.375%, 01/01/2033 (Callable 01/01/2023)	25,000	25,451
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	170,200
Total Illinois (Cost $22,074,926)		22,216,389	7.2%

Indiana
City of Muncie IN,
4.000%, 01/15/2022 (Insured by AGM)	160,000	161,336
Greater Jasper School Building Corp.,
4.000%, 01/15/2033 (Callable 07/15/2027)(Insured by ST AID)	565,000	650,026
Hammond Local Public Improvement Bond Bank,
2.000%, 12/31/2021	1,170,000	1,173,473
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	856,464
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	261,175
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	40,168
5.000%, 10/01/2042 (Callable 10/01/2023)	65,000	67,457
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	178,451
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2030 (Callable 01/01/2024)	880,000	965,561
5.000%, 02/01/2031 (Callable 12/29/2023)	675,000	741,771
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 08/01/2023)(Insured by ST AID)	145,000	148,126
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)	435,000	460,696
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	375,947
Total Indiana (Cost $6,013,596)		6,080,651	2.0%

Iowa
City of Coralville IA:
4.000%, 06/01/2024	200,000	210,562
4.000%, 05/01/2026 (Callable 05/01/2022)	545,000	549,810
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	215,000	241,470
Iowa Higher Education Loan Authority:
3.000%, 04/01/2023	280,000	290,900
3.000%, 04/01/2024	255,000	269,484
Iowa Student Loan Liquidity Corp.,
5.000%, 12/01/2021	75,000	75,565
Total Iowa (Cost $1,609,465)		1,637,791	0.5%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	75,000	77,121
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	150,000	150,665
Kansas Independent College Finance Authority,
4.375%, 05/01/2022	500,000	506,593
Total Kansas (Cost $727,375)		734,379	0.2%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	35,000	33,025
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	563,106
4.500%, 06/01/2046 (Callable 06/01/2025)	100,000	107,537
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	144,110
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	275,000	302,877
1.175%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	100,000	101,935
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	240,000	267,525
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)(Insured by ST AID)	230,000	261,978
Total Kentucky (Cost $1,750,678)		1,782,093	0.6%

Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	494,201
Lafayette Public Trust Financing Authority,
3.000%, 10/01/2021	150,000	150,000
Louisiana Local Government Environmental Facilities & Community Development Authority:
4.000%, 10/01/2023	100,000	105,345
4.000%, 10/01/2024	145,000	155,920
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	1,360,000	1,443,277
5.250%, 06/15/2033 (Callable 06/15/2031) (3)	1,175,000	1,228,520
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (5)	330,000	325,781
0.000%, 10/01/2029 (5)	255,000	273,188
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	825,000	866,312
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2024)	235,000	260,042
Morehouse Parish Hospital Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)	100,000	100,368
Total Louisiana (Cost $5,305,667)		5,402,954	1.8%

Maine
Finance Authority of Maine:
5.000%, 12/01/2022 (Insured by AGM)	100,000	105,232
5.000%, 12/01/2023 (Insured by AGM)	125,000	136,782
5.000%, 12/01/2024 (Insured by AGM)	125,000	141,235
5.000%, 12/01/2025 (Insured by AGM)	200,000	232,112
5.000%, 12/01/2026 (Insured by AGM)	200,000	237,418
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2026	100,000	118,603
Total Maine (Cost $964,601)		971,382	0.3%

Maryland
Maryland Community Development Administration,
0.550%, 09/01/2026	555,000	545,202
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	2,000,000	2,146,318
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2024	540,000	594,470
5.000%, 01/01/2025	470,000	535,668
Total Maryland (Cost $3,645,493)		3,821,658	1.2%

Massachusetts
City of Lynn MA,
5.000%, 09/01/2026 (Insured by ST AID)	580,000	702,351
Massachusetts Development Finance Agency:
5.000%, 07/15/2022 (3)	115,000	118,522
5.000%, 07/15/2023 (3)	115,000	122,898
5.000%, 07/15/2024 (3)	125,000	138,016
5.000%, 07/15/2025 (3)	65,000	73,794
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	2,600,000	2,576,450
Massachusetts State College Building Authority,
0.000%, 05/01/2028 (ETM)(Insured by NATL)	2,000,000	1,840,263
Total Massachusetts (Cost $5,622,405)		5,572,294	1.8%

Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 11/01/2021)	265,000	265,319
City of Detroit MI:
5.000%, 04/01/2022	250,000	254,884
5.000%, 04/01/2023	275,000	291,034
Flint Hospital Building Authority,
5.000%, 07/01/2023	65,000	68,158
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	287,246
5.000%, 07/01/2025 (Callable 07/01/2024)	25,000	27,488
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	186,182
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	177,971
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	137,610
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	295,000	323,742
Redford Union School District No. 1,
5.000%, 11/01/2027 (Insured by Q-SBLF)	830,000	1,024,002
Tender Option Bond Trust,
0.130%, 05/01/2028 (Optional Put Date 10/07/2021)(Insured by Q-SBLF) (1)(3)	2,000,000	2,000,000
Western Michigan University,
5.000%, 11/15/2022	165,000	173,783
Total Michigan (Cost $5,191,007)		5,217,419	1.7%

Minnesota
Chaska Economic Development Authority,
4.000%, 02/01/2033	690,000	755,581
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)	245,000	283,448
County of Chippewa MN,
4.000%, 03/01/2023	1,060,000	1,101,673
Housing & Redevelopment Authority of The City of St. Paul MN,
4.000%, 09/01/2031 (Callable 09/01/2024)	350,000	371,451
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2026 (Callable 01/01/2022)	50,000	50,573
Plymouth Intermediate District No. 287,
3.000%, 05/01/2032 (Callable 05/01/2025)	650,000	683,839
Zumbro Education District:
4.000%, 02/01/2031	370,000	436,348
4.000%, 02/01/2033 (Callable 02/01/2031)	300,000	350,758
Total Minnesota (Cost $4,051,097)		4,033,671	1.3%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	341,873
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 11/01/2021)	375,000	377,091
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	1,043,945
Mississippi Home Corp.,
4.000%, 12/01/2043 (Callable 12/01/2026)(Insured by GNMA)	85,000	90,920
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	240,000	282,274
State of Mississippi,
5.000%, 10/15/2032 (Callable 10/15/2028)	1,495,000	1,857,734
Vicksburg Warren School District:
5.000%, 03/01/2025	350,000	396,381
5.000%, 03/01/2028	70,000	85,285
Total Mississippi (Cost $4,429,118)		4,475,503	1.5%

Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 02/01/2023)	125,000	129,558
3.000%, 03/01/2027 (Callable 03/01/2023)	200,000	200,933
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2022	270,000	273,858
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	197,159
5.000%, 09/01/2027	150,000	179,015
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	213,317
5.000%, 06/01/2031 (Callable 06/01/2024)	1,000,000	1,115,548
4.250%, 08/01/2035 (Callable 08/01/2024)	110,000	117,514
Missouri Development Finance Board,
0.110%, 08/01/2038 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	825,000	825,000
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	100,690
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	250,000	270,142
3.875%, 10/01/2035 (Callable 10/01/2029)	450,000	429,135
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	343,383
Total Missouri (Cost $4,318,168)		4,395,252	1.4%

Montana
Mizuho Floater/Residual Trust,
0.300%, 06/01/2034 (Optional Put Date 11/04/2021) (1)(3)	1,110,000	1,110,000
Total Montana (Cost $1,110,000)		1,110,000	0.4%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	46,899
Douglas County Hospital Authority No. 2,
0.550%, 05/15/2033 (SIFMA Municipal Swap Index + 0.500%)(Callable 10/21/2021)(Mandatory Tender Date 08/01/2023) (2)(3)	1,000,000	1,000,089
Madison County Hospital Authority No. 1,
5.000%, 07/01/2022	520,000	537,114
Papio-Missouri River Natural Resources District,
3.000%, 12/01/2030 (6)	335,000	363,622
Total Nebraska (Cost $1,945,054)		1,947,724	0.6%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	125,000	126,958
Clark County School District,
5.000%, 06/15/2023	100,000	108,111
Henderson Public Improvement Trust:
3.000%, 01/01/2022	175,000	176,001
3.000%, 01/01/2026	270,000	280,997
State of Nevada,
4.000%, 12/15/2025 (3)	1,100,000	1,152,991
Total Nevada (Cost $1,819,480)		1,845,058	0.6%

New Hampshire
New Hampshire Health and Education Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021) (3)	1,500,000	1,500,856
Total New Hampshire (Cost $1,500,972)		1,500,856	0.5%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	149,548
City of Newark NJ:
5.000%, 10/01/2021 (Insured by ST AID)	95,000	95,000
2.000%, 10/05/2021	1,000,000	1,000,197
5.000%, 10/01/2022	500,000	521,427
5.000%, 10/01/2022 (Insured by ST AID)	130,000	135,307
Essex County Improvement Authority,
5.000%, 11/01/2027	350,000	432,738
Garden State Preservation Trust,
5.000%, 11/01/2021	325,000	326,051
New Jersey Economic Development Authority:
1.300%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	380,000	385,383
5.000%, 03/01/2029 (Callable 03/01/2023)	200,000	212,531
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,108,864
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Pre-refunded to 07/01/2025)	55,000	64,118
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	80,884
5.000%, 07/01/2028 (Insured by AGM)	125,000	155,916
New Jersey Housing & Mortgage Finance Agency,
3.500%, 04/01/2051 (Callable 04/01/2029)	760,000	839,560
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2027	370,000	343,200
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	1,000,000	1,122,825
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	106,324
Total New Jersey (Cost $7,047,652)		7,079,873	2.3%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	50,000	50,000
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)	185,000	211,509
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	423,195
Total New Mexico (Cost $663,830)		684,704	0.2%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023	140,000	149,894
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	192,259
Amherst Development Corp.,
5.000%, 10/01/2022	355,000	367,874
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)	600,000	660,912
City of New York NY,
0.120%, 04/01/2042 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,500,000	2,500,000
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	264,748
4.000%, 04/15/2030	250,000	293,661
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	1,052,347
JPMorgan Chase Putters/Drivers Trust,
0.220%, 03/20/2024 (Optional Put Date 10/01/2021) (1)(3)	600,000	600,000
Long Island Power Authority,
0.808%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	850,000	852,771
Metropolitan Transportation Authority:
5.000%, 11/15/2021	90,000	90,489
5.000%, 11/15/2021	100,000	100,543
5.000%, 05/15/2022	375,000	385,743
0.605%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	1,700,000	1,704,486
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)	2,500,000	2,507,224
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM)	250,000	306,996
New York City Transitional Finance Authority,
5.000%, 11/01/2032 (Callable 05/01/2027)	1,040,000	1,263,109
New York City Water & Sewer System,
0.010%, 06/15/2048 (Optional Put Date 10/01/2021) (1)	500,000	500,000
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	174,784
5.000%, 10/01/2024	35,000	37,928
5.000%, 10/01/2025	225,000	248,676
4.125%, 10/01/2035 (Callable 10/01/2025)	235,000	244,068
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	216,347
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	411,381
Southwestern Central School District,
2.000%, 06/15/2029 (Insured by BAM)	1,320,000	1,372,352
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	230,000	246,828
Tender Option Bond Trust:
0.210%, 11/15/2023 (Optional Put Date 10/07/2021) (3)(5)	1,000,000	1,000,000
0.080%, 03/15/2029 (Optional Put Date 10/07/2021) (1)(3)	1,000,000	1,000,000
Town of Ramapo NY:
3.250%, 05/15/2023	200,000	199,727
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,992
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	96,634
4.125%, 05/15/2028 (Callable 05/15/2023)	115,000	115,795
Triborough Bridge & Tunnel Authority:
0.555%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 11/01/2021)(Mandatory Tender Date 11/15/2021) (2)	200,000	200,041
0.413%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,000,000	1,000,479
Total New York (Cost $20,190,479)		20,383,088	6.6%

North Carolina
Durham Housing Authority,
2.000%, 09/01/2024 (Callable 04/01/2022)(Mandatory Tender Date 09/01/2022) (1)	1,000,000	1,000,567
Nash Health Care Systems,
4.250%, 11/01/2032 (Callable 05/01/2022)	130,000	131,452
North Carolina Central University,
5.000%, 04/01/2027	410,000	493,505
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	1,250,000	1,426,807
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	52,897
Total North Carolina (Cost $3,097,373)		3,105,228	1.0%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	2,000,000	2,002,705
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	165,000	165,000
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	113,795
City of Horace ND:
3.000%, 05/01/2022	215,000	218,033
0.650%, 08/01/2023 (Callable 08/01/2022)	500,000	500,223
City of Larimore ND,
0.850%, 05/01/2024 (Callable 05/01/2022)	1,100,000	1,100,290
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,077,013
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	262,763
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 10/21/2021)	1,000,000	1,000,304
County of McKenzie ND:
5.000%, 08/01/2023	300,000	321,385
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	427,609
County of Mercer ND,
2.000%, 05/01/2022	125,000	126,105
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	250,000	267,709
2.900%, 07/01/2035 (Callable 10/18/2021)	125,000	125,055
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	25,000	26,784
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 10/18/2021)	425,000	425,030
4.000%, 03/01/2032 (Callable 10/18/2021)	25,000	24,252
Total North Dakota (Cost $8,146,560)		8,184,055	2.7%

Ohio
City of Akron OH,
4.000%, 12/01/2024 (6)	2,000,000	2,178,213
City of Middleburg Heights OH,
5.000%, 08/01/2034 (Callable 08/01/2031)	200,000	257,399
City of West Carrollton OH,
2.500%, 10/01/2021	800,000	800,000
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	350,000	447,169
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	640,767
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	216,054
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	84,240
5.000%, 12/01/2026	100,000	117,996
Ohio Air Quality Development Authority,
1.375%, 02/01/2026 (Mandatory Tender Date 11/01/2024) (1)	1,000,000	999,331
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2021	200,000	201,030
2.491%, 12/01/2023 (CPI YOY + 1.120%)(Insured by AMBAC) (2)	500,000	517,793
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	150,000	166,904
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	150,000	150,096
Riverside Local School District,
4.000%, 10/01/2053 (Callable 04/01/2024)(Insured by BAM)	495,000	525,947
Township of Miami OH:
4.000%, 12/01/2030 (Callable 12/01/2029)	300,000	365,542
4.000%, 12/01/2031 (Callable 12/01/2029)	200,000	241,308
University of Akron,
5.000%, 01/01/2037 (Callable 07/01/2026)	1,000,000	1,177,231
Total Ohio (Cost $9,065,488)		9,087,020	3.0%

Oklahoma
Oklahoma Development Finance Authority,
0.120%, 08/15/2031 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	900,000	900,000
Tulsa Industrial Authority:
5.000%, 10/01/2022	165,000	170,431
5.000%, 10/01/2023	185,000	196,754
Total Oklahoma (Cost $1,263,171)		1,267,185	0.4%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)	125,000	151,146
County of Yamhill OR,
4.000%, 10/01/2021	325,000	325,000
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	261,950
5.000%, 10/01/2028	150,000	187,502
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	80,000	82,257
3.600%, 07/01/2034 (Callable 07/01/2024)	835,000	863,077
4.000%, 01/01/2047 (Callable 07/01/2025)	25,000	26,527
4.000%, 07/01/2047 (Callable 07/01/2026)	45,000	48,401
Yamhill County Hospital Authority,
2.125%, 11/15/2027 (Callable 11/15/2022)	1,000,000	1,000,593
Total Oregon (Cost $2,911,991)		2,946,453	1.0%

Pennsylvania
Allentown City School District,
1.000%, 03/31/2022 (Callable 12/31/2021)(Insured by ST AID)	1,800,000	1,799,854
Bucks County Industrial Development Authority:
5.000%, 07/01/2028	470,000	567,611
3.750%, 09/15/2043 (Callable 09/15/2023)	150,000	154,969
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	650,000	667,177
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)	415,000	464,729
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)	370,000	413,869
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	459,125
City of York PA,
5.000%, 11/15/2025	525,000	598,527
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	30,000	34,314
5.000%, 01/01/2029 (Callable 01/01/2025)	145,000	161,484
Delaware County Industrial Development Authority,
0.040%, 09/01/2045 (Optional Put Date 10/01/2021) (1)	2,345,000	2,345,000
Delaware Valley Regional Finance Authority:
0.580%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	500,000	499,546
0.935%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,007,575
East Hempfield Township Industrial Development Authority:
5.000%, 07/01/2025 (ETM)	200,000	219,772
5.000%, 07/01/2030 (Pre-refunded to 07/01/2023)	300,000	324,748
Lancaster Industrial Development Authority:
0.470%, 01/15/2023 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	105,000	105,000
0.470%, 02/15/2024 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	225,000	225,000
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	86,936
5.000%, 03/01/2025	110,000	122,734
5.000%, 03/01/2026	150,000	171,012
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)	250,000	249,226
Montgomery County Industrial Development Authority:
5.000%, 11/15/2027 (Pre-refunded to 05/15/2022)	130,000	133,884
4.000%, 10/01/2036 (Callable 10/01/2026)	430,000	472,843
5.000%, 11/15/2036 (Callable 11/15/2026)	750,000	881,978
4.000%, 10/01/2041 (Callable 10/01/2026)	425,000	463,905
Northeastern Pennsylvania Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	311,478
Panther Valley School District,
4.000%, 10/15/2030 (Callable 10/15/2028)(Insured by BAM)	695,000	810,271
Pennsylvania Economic Development Financing Authority,
3.000%, 01/01/2023	745,000	766,435
Pennsylvania Higher Education Assistance Agency,
5.000%, 06/01/2028	1,685,000	2,013,331
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	200,000	231,788
5.000%, 07/01/2035 (Callable 07/01/2026)	600,000	666,373
5.000%, 03/01/2042 (Callable 09/01/2022)	700,000	725,455
Pennsylvania Housing Finance Agency,
3.200%, 04/01/2040 (Callable 10/01/2025)	190,000	195,569
Pennsylvania Turnpike Commission:
0.750%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	500,000	502,340
0.000%, 12/01/2039 (Callable 06/01/2029) (5)	20,000	21,892
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	35,000	38,232
Philadelphia Authority for Industrial Development:
5.000%, 04/01/2030	615,000	703,094
5.000%, 10/01/2030	350,000	450,559
5.750%, 06/15/2042 (Callable 06/15/2022)	460,000	472,487
Pittsburgh Water & Sewer Authority,
0.700%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	1,100,000	1,108,731
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	115,380
Scranton School District,
0.906%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	945,000	948,763
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded to 12/01/2026)(Insured by AGM)	15,000	18,262
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	85,000	102,986
Westmoreland County Industrial Development Authority,
5.000%, 07/01/2028	575,000	715,105
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	754,363
Total Pennsylvania (Cost $23,901,580)		24,303,712	7.9%

Rhode Island
Rhode Island Health and Educational Building Corp.,
0.030%, 06/01/2035 (Optional Put Date 10/01/2021) (1)	745,000	745,000
Rhode Island Student Loan Authority,
2.195%, 12/01/2039 (Callable 12/01/2030)	675,000	684,260
Total Rhode Island (Cost $1,420,000)		1,429,260	0.5%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	460,000	500,006
Patriots Energy Group Financing Agency,
0.915%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	850,000	858,373
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	144,418
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	402,704
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	100,000	101,714
South Carolina Transportation Infrastructure Bank:
0.507%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)	10,000	10,000
0.508%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)	790,000	790,000
Total South Carolina (Cost $2,750,106)		2,807,215	0.9%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	280,518
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	118,951
Total South Dakota (Cost $379,389)		399,469	0.1%

Tennessee
City of La Vergne TN,
3.000%, 04/01/2031 (Callable 04/01/2029)	860,000	963,180
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	570,710
City of Sevierville TN Public Building authority,
0.060%, 06/01/2032 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,200,000	2,200,000
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	180,000	180,355
Tennergy Corp.,
4.000%, 12/01/2051 (Callable 06/01/2028)(Mandatory Tender Date 09/01/2028) (1)	1,000,000	1,179,079
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	1,100,000	1,332,574
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	185,000	199,773
4.500%, 07/01/2049 (Callable 01/01/2028)	45,000	50,012
Total Tennessee (Cost $6,658,766)		6,675,683	2.2%

Texas
Abilene Convention Center Hotel Development Corp.,
5.000%, 10/01/2050 (Callable 10/01/2031) (3)	1,500,000	1,572,933
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,329,437
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	75,000	75,509
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	430,477
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026)	750,000	875,101
5.000%, 01/01/2034 (Callable 01/01/2026)	25,000	28,981
City of Austin TX,
5.250%, 05/15/2025	125,000	135,963
City of Garland TX,
5.000%, 03/01/2034 (Callable 03/01/2026)	1,000,000	1,171,184
City of Magnolia TX,
5.700%, 09/01/2046 (3)	490,000	562,284
City of Pearland TX,
5.000%, 03/01/2030 (Callable 03/01/2026)	1,000,000	1,181,614
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	30,000	30,445
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	1,280,000	1,415,081
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	900,000	1,050,644
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	270,900
County of Wise TX:
5.000%, 08/15/2024	225,000	251,021
5.000%, 08/15/2025	250,000	287,293
5.000%, 08/15/2026	380,000	445,468
5.000%, 08/15/2027	505,000	605,108
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	263,041
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)(Insured by NATL)	95,000	95,382
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	320,037
0.708%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)	1,000,000	1,003,660
0.620%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	35,000	35,144
Harris County Municipal Utility District No. 406,
3.500%, 09/01/2022	100,000	102,666
Harris County Municipal Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)(Insured by AGM)	190,000	201,187
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	150,000	168,211
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,240,723
Matagorda County Navigation District No. 1,
5.125%, 11/01/2028 (Insured by AMBAC) (5)	850,000	1,056,525
Port Beaumont Navigation District:
1.875%, 01/01/2026 (Callable 07/01/2023) (3)	450,000	448,445
2.000%, 01/01/2027 (Callable 07/01/2023) (3)	500,000	497,770
2.125%, 01/01/2028 (Callable 07/01/2023) (3)	525,000	522,404
Port of Port Arthur Navigation District:
0.040%, 04/01/2040 (Optional Put Date 10/01/2021) (1)	3,495,000	3,495,000
0.090%, 11/01/2040 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	300,000	300,000
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	465,000	478,809
State of Texas,
0.070%, 12/01/2051 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,500,000	2,500,000
Tender Option Bond Trust,
0.130%, 01/01/2029 (Optional Put Date 10/07/2021) (1)(3)	2,000,000	2,000,000
Texas Municipal Gas Acquisition & Supply Corp. I,
1.528%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/01/2021) (2)	500,000	500,059
Texas Municipal Gas Acquisition and Supply Corp. II,
0.948%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	3,105,000	3,146,913
Travis County Water Control & Improvement District No. 17,
2.000%, 05/01/2029 (Callable 05/01/2026)(Insured by AGM)	235,000	240,707
Total Texas (Cost $30,182,836)		30,336,126	9.8%

Utah
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	173,961
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	270,000	308,359
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	240,000	256,323
Total Utah (Cost $726,974)		738,643	0.2%

Vermont
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2034 (Callable 06/01/2026)	1,000,000	1,179,915
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	1,525,000	1,785,864
Winooski School District,
1.250%, 10/15/2021	1,000,000	1,000,176
Total Vermont (Cost $3,941,724)		3,965,955	1.3%

Virginia
County of Fairfax VA,
5.000%, 10/01/2021 (Insured by ST AID)	140,000	140,000
Toll Road Investors Partnership II LP,
0.000%, 02/15/2027 (3)	1,000,000	805,081
Total Virginia (Cost $930,243)		945,081	0.3%

Washington
City of Seattle WA:
0.300%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	1,000,000	1,000,003
0.540%, 11/01/2046 (SIFMA Municipal Swap Index + 0.490%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	500,000	501,360
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	102,761
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	477,511
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2022	225,000	227,399
5.000%, 01/01/2028	220,000	266,408
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	198,717
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	354,588
5.000%, 01/01/2039 (Callable 01/01/2028)	500,000	579,140
Skagit County Public Hospital District No. 1,
5.000%, 12/01/2021	150,000	151,036
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	143,413
Washington Health Care Facilities Authority,
1.450%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	150,802
Washington State Housing Finance Commission,
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	280,000	311,882
Total Washington (Cost $4,363,510)		4,465,020	1.5%

Wisconsin
Appleton Redevelopment Authority,
0.100%, 06/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,500,000	2,500,000
Mizuho Floater/Residual Trust,
0.300%, 07/01/2027 (Optional Put Date 11/04/2021) (1)(3)	825,000	825,000
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	98,459
3.000%, 03/01/2027 (Callable 03/01/2023)	500,000	481,329
Public Finance Authority:
4.000%, 06/01/2022	100,000	102,049
5.000%, 07/01/2022	20,000	20,254
5.000%, 10/01/2023 (3)	100,000	107,477
3.000%, 03/01/2026 (Callable 11/01/2021) (3)	700,000	700,607
5.000%, 09/01/2030 (6)	1,250,000	1,250,625
5.750%, 04/01/2042 (Callable 04/01/2022)	500,000	510,469
Tender Option Bond Trust:
0.130%, 06/01/2027 (Optional Put Date 10/07/2021) (1)(3)	1,500,000	1,500,000
0.210%, 07/01/2029 (Optional Put Date 10/07/2021) (1)(3)	1,000,000	1,000,000
0.250%, 04/01/2032 (Callable 11/01/2021)(Optional Put Date 10/07/2021) (1)(3)	1,000,000	1,000,000
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)	325,000	385,593
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 11/01/2021)	250,000	250,371
Wisconsin Center District,
0.000%, 12/15/2029 (Insured by AGM)	1,050,000	920,056
Wisconsin Health & Educational Facilities Authority:
4.000%, 08/15/2024	160,000	173,896
4.000%, 08/15/2025	230,000	255,994
4.000%, 09/15/2025 (Callable 09/15/2022)	100,000	103,061
5.000%, 09/15/2028 (Callable 09/15/2023)	45,000	48,353
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	493,644
5.250%, 10/15/2039 (Callable 10/15/2021)	200,000	200,311
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	300,000	357,415
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	300,000	337,707
0.150%, 02/15/2053 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	300,000	300,000
Wisconsin Housing & Economic Development Authority:
3.000%, 07/01/2022 (Callable 11/01/2021) (3)	150,000	150,952
4.000%, 07/01/2030 (Callable 07/01/2028) (3)	135,000	141,931
Total Wisconsin (Cost $14,065,908)		14,215,553	4.6%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2022	435,000	447,239
Total Wyoming (Cost $445,254)		447,239	0.1%
Total Municipal Bonds (Cost $306,492,977)		309,123,480	100.4%

Closed-End Investment Company	Shares
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.400%, 03/01/2029 (1)	3,000	3,000,000
Total Closed-End Investment Company (Cost $3,000,000)		3,000,000	1.0%
Total Long-Term Investments (Cost $309,492,977)		312,123,480	101.4%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	1,656,943	1,656,943
Total Short-Term Investment (Cost $1,656,943)		1,656,943	0.5%
Total Investments (Cost $311,149,920)		313,780,423	101.9%
Liabilities in Excess of Other Assets		(5,772,958)	(1.9)%
TOTAL NET ASSETS		$308,007,465	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $43,357,353, which represented 14.08% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$309,123,480	$–	$309,123,480
Closed-End Investment Company	–	3,000,000	–	3,000,000
Total Long-Term Investments	–	312,123,480	–	312,123,480
Short-Term Investment
Money Market Mutual Fund	1,656,943	–	–	1,656,943
Total Short-Term Investment	1,656,943	–	–	1,656,943
Total Investments	$1,656,943	$312,123,480	$–	$313,780,423

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.